Employee Benefit Plans - Share-Based Payment Arrangement, Activity (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized Under Plan		54,402,264	37,055,557
Shares Remaining Under Plan		17,844,505	8,866,082
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized Under Plan	54,402,264	54,402,264
Shares Outstanding Under Plans	42,441,719	36,557,759
Shares Remaining Under Plan		17,844,505
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized Under Plan	30,641,401
Shares Outstanding Under Plans	1,782,986
Shares Remaining Under Plan	28,858,415
2020 Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Authorized Under Plan	33,426,983
Shares Outstanding Under Plans	33,426,983
Shares Remaining Under Plan	0